Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (128,320)	$ (43,391)	$ (67,359)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation expense /(benefit)	14,480	2,350	(12,108)
Others	390	786	(152)
Changes in current assets and liabilities:
Prepaid and other current assets	10,276	(5,574)	(5,758)
Tax liabilities	8,683	(2,253)	(79,238)
Accrued liabilities	(3,252)	(22,803)	(34,593)
Net cash provided by operating activities	95,207	210,590	84,025
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	419,767	(443,220)	(459,244)
Net increase /(decrease) in cash, cash equivalents, restricted cash, and restricted time deposits	645,544	(755,840)	(298,429)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	166,192	881,999
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	649,367	166,192	881,999
Reconciliation of cash, cash equivalents, and restricted time deposits to the condensed balance sheets:
Cash and cash equivalents	217,057	162,662
Sohu.com Limited [Member]
Cash flows from operating activities:
Net loss	(86,112)	(149,336)	(160,082)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss from subsidiaries and VIEs	77,221	184,092	232,307
Share-based compensation expense /(benefit)	0	395	(1,916)
Others	0	0	(993)
Changes in current assets and liabilities:
Due from subsidiaries and VIEs	1,964	(59,533)	(2,963)
Prepaid and other current assets	(865)	425	(3,996)
Tax liabilities	6,207	7,886	(79,569)
Accrued liabilities	(1,825)	(3,715)	1,892
Net cash provided by operating activities	(3,410)	(19,786)	(15,320)
Cash flows from investing activities:
Dividend received	0	7,050	0
Net cash provided by/(used in) investing activities	0	7,050	0
Net increase /(decrease) in cash, cash equivalents, restricted cash, and restricted time deposits	(3,410)	(12,736)	(15,320)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	3,996	16,732	2,845
Cash and cash equivalents, restricted cash and restricted time deposits of Sohu.com Limited at the date of the liquidation of Sohu.com Inc.	0	0	29,207
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	586	3,996	16,732
Reconciliation of cash, cash equivalents, and restricted time deposits to the condensed balance sheets:
Cash and cash equivalents	586	3,756	16,492
Restricted time deposits included in other assets	$ 0	$ 240	$ 240